Going Concern Analysis (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended
	May 03, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 17, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash			$ 8,551,483	$ 8,551,483	$ 79,845	$ 79,845
Accumulated deficit			20,986,010	20,986,010
Net loss		32,723	$ 21,146,803	21,211,195
Payment for deposit on mining equiment				$ 169,097
Creek Road Miners Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net losses from continuing operations						13,401,076	$ 19,202,114
Cash					246,358	246,358	2,785,188
Working capital deficit					8,100,000	8,100,000
Accumulated deficit					60,728,664	60,728,664	47,309,849
Net loss						$ 13,418,814	$ 17,270,703
Miners description						we had 510 Bitmain S19J Pro miners with 51.0 Ph/s of hashing capacity and 270 Bitmain S19 miners with 24.3 Ph/s of hashing capacity, none of which were in service.
Remaining estimated mining payment due					47,600	$ 47,600
Creek Road Miners Inc [Member] | Bitmain Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Market price per miner								$ 11,250
Initial total reference price								$ 6,762,000
Payment for deposit on mining equiment						3,969,000
Remaining estimated mining payment due					47,600	47,600
Prairie Operating Co LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash					79,845	79,845
Working capital deficit					2,142,184	2,142,184
Accumulated deficit					381,520	381,520
Net loss					461,520
Cash					$ 79,845	$ 79,845
Proceeds from the issuance of preferred stock	$ 17,300,000